UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  780 3rd Avenue, 45th Floor
          New York, NY 10017-2024

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  July 26, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    124170



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALVARION LTD COM STK           COMMON STOCK     M0861T100     7968   600000 SH       SOLE     01          600000        0        0
D CURAGEN CORP COM               COMMON STOCK     23126R101     2404   400000 SH       SOLE     01          400000        0        0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106     7200  1500000 SH       SOLE     01         1500000        0        0
D GEMSTAR-TV GUIDE INT           OPTIONS - CALLS  36866W0HA     9600  2000000 SH  CALL SOLE     01         2000000        0        0
D IPASS                          COMMON STOCK     46261V108     1059   100000 SH       SOLE     01          100000        0        0
D KOMAG INC COM                  COMMON STOCK     500453204    15942  1142012 SH       SOLE     01         1142012        0        0
D KOMAG INC COM                  OPTIONS - CALLS  5004530HC     3493   250000 SH  CALL SOLE     01          250000        0        0
D LANTRONIX INC                  COMMON STOCK     516548104     1250  1000000 SH       SOLE     01         1000000        0        0
D LUCENT TECHNOLOGIES INC COM    COMMON STOCK     549463107     3780  1000000 SH       SOLE     01         1000000        0        0
D MAXTOR  CORP COM               OPTIONS - CALLS  577729AGU     1658   250000 SH  CALL SOLE     01          250000        0        0
D METALINK LTD                   COMMON STOCK     M69897102     2840   400000 SH       SOLE     01          400000        0        0
D MPOWER HOLDING CORP COM        COMMON STOCK     62473L309     2950  2500000 SH       SOLE     01         2500000        0        0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   6311001SK    37740  1000000 SH  PUT  SOLE     01         1000000        0        0
D REALNETWORKS INC COM           COMMON STOCK     75605L104     8892  1300000 SH       SOLE     01         1300000        0        0
D SIGMA DESIGN COM               COMMON STOCK     826565103     4788   600000 SH       SOLE     01          600000        0        0
D SILICON IMAGE COM STK          COMMON STOCK     82705T102     8522   650000 SH       SOLE     01          650000        0        0
D SYMYX TECH INC COM STK         COMMON STOCK     87155S108     4084   169300 SH       SOLE     01          169300        0        0
S REPORT SUMMARY                 17 DATA RECORDS              124170        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED